STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	900,000,000	900,000,000
Common stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	62,329,743	74,999,777
Common stock, shares outstanding	62,329,743	74,999,777
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services	17,500,000	12,670,034